Related Party Payables	1 Months Ended	3 Months Ended
	Jan. 31, 2015	Apr. 30, 2015
Related Party Payables
RELATED PARTY PAYABLES

10. RELATED PARTY PAYABLES

        Since inception, the founding executives of the Company have made advances to cover short-term operating expenses. Additionally, since the beginning of 2014 a portion of their compensation is being deferred and is included in this balance. These advances and deferred compensation are non-interest bearing. As of January 31, 2015, December 31, 2014 and 2013, related party payables were $218,000, $199,000 and $125,000, respectively.

4.RELATED PARTY PAYABLES

Since inception, the founding executives of the Company have made advances to cover short-term operating expenses. Additionally, since the beginning of 2014 a portion of their compensation has been deferred and is included in this balance. These advances and deferred compensation are non-interest bearing.